Revenue	6 Months Ended
Mar. 31, 2026
Revenue from Contract with Customer [Abstract]
Revenue
13	Revenue

Revenue by type of services

The summary of the Company’s total revenues by type of services for the six months ended March 31, 2026 and 2025 was as follows:

	Six months ended March 31,
	2026	2025
	US$	US$
Corporate secretarial and other services	468,774	1,761,746
License application and renewal services	717,919	1,138,270
	1,186,693	2,900,016

Contract assets:

	As of March 31, 2026	As of September 30, 2025
	US$	US$
Balance - beginning of the period/year	46,347	528,342
Increase resulting from satisfaction of performance obligations	360,425	424,030
Less: progress billings	(221,767)	(906,025)
Balance - end of the period/year	185,005	46,347

Contract liabilities:

	As of March 31, 2026	As of September 30, 2025
	US$	US$
Balance - beginning of the period/year	765,229	1,048,934
Advances from customers	1,110,147	2,855,720
Revenue recognized during the period/year	(856,227)	(3,139,425)
Balance - end of the period/year	1,019,149	765,229

Revenue by geographical

	Six months ended March 31,
	2026	2025
	US$	US$
Singapore	879,086	1,978,103
Hong Kong	189,518	902,762
China	118,089	19,151
Total	1,186,693	2,900,016

Total assets by geographical

	As of March 31, 2026	As of September 30, 2025
	US$	US$
Singapore	15,713,288	17,159,784
Hong Kong	2,555,043	2,101,147
China	230,153	130,939
Cayman	12,879,197	13,266,147
Other	107,666	108,303
Elimination adjustment	(14,763,494)	(14,549,016)
Total	16,721,853	18,217,304